Commitments and Contingencies (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies (Textual)
Letters of credit	$ 7,993,798		$ 7,993,798	$ 7,335,896
Letter of guarantee	299,479		$ 318,780	307,936
Description of operating lease contracts			The Group has entered into operating leases for its offices in the United Kingdom and the United Arab of Emirates and Malaysia, with lease obligations between one and seven years.
Payment of litigation	5,700,000		$ 5,700,000
Litigation amount recover from reinsurers	12,800,000		6,900,000
Premiums paid to reinsurers	34,100,000		33,200,000
Claims paid by reinsurers	636,211	$ (4,394,249)	11,352,958	$ (973,363)	$ (43,526,311)
Claims due from reinsurers	$ 12,800,000		$ 6,900,000